Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
27.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2018	2017
Cash on hand	12,874	16,413
Bank deposits	21,013,228	26,034,043
	21,026,103	26,050,456

	As at December 31,
	2018	2017
Renminbi	21,021,141	26,040,572
Hong Kong Dollars	1,971	8,914
United States Dollars	2,991	970
	21,026,103	26,050,456

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2018 carry interest at market rates which ranged from 0.35% to 0.50% (2017: 0.35%-0.50%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.